Stockholders' Equity - Schedule of Assumptions Used in Black-Scholes Option-Pricing Model (Parenthetical) (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants made during period		316,671	117,557
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants made during period	0